---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 PRIME
---------------------
 MONEY
---------------------
 MARKET
---------------------
 MUTUAL
---------------------
 FUND
---------------------

MARCH 31, 1998

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A                                                       3

PORTFOLIO OF INVESTMENTS                                                       5

STAGECOACH PRIME MONEY MARKET MUTUAL FUND

  Statement of Assets and Liabilities                                          9

  Statement of Operations                                                     10

  Statements of Changes in Net Assets                                         11

  Financial Highlights                                                        12

  Notes to Financial Statements                                               15

  Independent Auditors' Report                                                23

PROXY VOTING RESULTS                                                          25

LIST OF ABBREVIATIONS                                                         26
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Thank you for your investment with the Stagecoach Funds.

The Annual and Semi-Annual Reports provide us with an opportunity to speak directly to you. This year, we are pleased to announce strong returns in the investment markets and a continued commitment to improving the Stagecoach Funds to better serve you.

A review of three key indexes shows that returns for the period from April 1, 1997 through March 31, 1998 have been strong. Equities, as measured by the S&P 500 Index, returned 47.96%. Bonds, as measured by the Lehman Brothers Long Government Bond Index, returned 20.71%. Money market funds, as measured by the IBC/Donoghue Money Market Average, returned 4.89%.

Among the key drivers of these returns were strong corporate earnings, high investor confidence and a positive inflation picture. The Federal Open Market Committee of the Federal Reserve Board raised the federal funds target rate by 0.25% before the beginning of the reporting period. This was interpreted by investors as a sign that the Fed was going to remain vigilant against inflation, and long-term interest rates declined as a result, boosting the bond market. The U.S. economy had been growing at a steady pace and inflationary pressures have remained in check.

There is no guarantee that this positive environment will continue unabated, although we remain optimistic about the long-term investment picture. We believe that an understanding of the historical returns for the various asset classes, as well as a realistic appraisal of the risks involved in investing, can help you earn the financial growth you need to meet your goals. We are confident that a carefully considered long-term plan can help you through short-term uncertainty.

Our goal is to present a Family of Funds able to meet the increasingly sophisticated needs of our investors. We are committed to reviewing the investment options we offer shareholders. Stagecoach Funds has introduced the Corporate Bond Fund and the Strategic Income Fund. We have also proposed the consolidation of two Funds with similar investment objectives, the Intermediate Bond and the Short-Intermediate U.S. Government Income Funds. These changes follow the consolidation of the Overland Express and Stagecoach Fund families and the introduction of our new "Plain English" prospectus and represent part of our ongoing effort to meet your needs.

                                                           ---------------------

LETTER TO SHAREHOLDERS

The following pages provide commentary from the Portfolio Managers designed to give you a clearer understanding of the returns earned over the period, the investment policies pursued and what you can expect from your Funds. Please discuss any questions you may have with your financial consultant.

We look forward to learning how we can better serve you in the future.

STAGECOACH FUNDS
MAY 1998

THE "S&P 500 INDEX" IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY BONDS WITH 20-YEAR OR LONGER MATURITIES. THE IBC/DONOGHUE MONEY MARKET AVERAGE IS AN AVERAGE OF 700 TAXABLE MONEY MARKET FUNDS.

---------------------
2

                                       STAGECOACH PRIME MONEY MARKET MUTUAL FUND

--------------------
INVESTMENT ADVISER Q&A
PRIME MONEY MARKET MUTUAL FUND -- CLASS A

WHAT WERE THE SEVEN-DAY YIELDS AS OF MARCH 31, 1998?

The seven-day yield for the Prime Money Market Mutual Fund Class A shares was 5.14%.

WHAT WERE SOME OF THE IMPORTANT FACTORS SHAPING RETURNS?

One key factor was the positive economy -- low inflation, plentiful jobs, and good wage growth. Prior to the beginning of the period, the Federal Reserve Board saw signs of inflationary pressure building and raised the federal funds target rate to relieve this pressure. Taxable money market rates are very sensitive to Fed policy. Securities which mature in one year or less tend to react to and anticipate Fed policy. Longer-term securities, on the other hand, tend to be influenced by inflation expectations. The only really negative news was the Asian currency crisis, and any long-term effects it may have remain to be seen.

HOW DID ASIA AFFECT THE MONEY MARKET?

Foreign central banks, mainly in Asia, initially sold their short-term Treasury holdings in order to create the liquidity they desperately needed. That had an initial negative impact on our market in terms of rates rising because of excess supply. Foreign bank selling has settled down, but we are still seeing the effect in terms of reduced demand for exports by those countries. It is possible that this could have a slight cooling effect on domestic economic growth and may keep rates low. In combination, these factors could have a big effect on our market.

We have foreign exposure in U.S. dollar denominated instruments, but no foreign currency exposure. We have an approved list of foreign issuers that is constantly monitored by the credit group within Wells Capital Management. We monitor all the names on the list, including banks, commercial issuers, finance companies and insurers. Outside ratings are taken into consideration, but we also assign our own ratings internally. We conduct our own independent research and arrive at our own assessment. Our credit group also puts maturity restrictions on certain foreign issuers if they believe it is warranted.

THE YIELD CURVE, WHICH ILLUSTRATES THE YIELDS FOR VARYING MATURITY LENGTHS, HAS BEEN RELATIVELY FLAT. DOES THAT OFFER SOME CHALLENGES?

Yes, it does. We buy securities with maturities as long as a year. But during the period, three, six, nine and twelve month securities traded at a very narrow spread. We were not getting rewarded for extending maturity towards the long end; at least not as much as we might have with a steeper curve. To get extra yield, we have used repurchase

                                                           ---------------------

STAGECOACH PRIME MONEY MARKET MUTUAL FUND agreements. They are very liquid and offer good yield on an overnight investment.

WHAT DO YOU EXPECT THE FEDERAL RESERVE'S NEXT ACTION TO BE?

We believe that the Fed is going to leave rates unchanged for awhile. We made a strategy shift in early January and extended maturities slightly longer than our benchmarks. The benchmark averages were 50 to 55 days; we extended ours to 60 to 70 days because we felt there was a sentiment change in the market. The market sentiment shifted so that most people no longer expected the Fed to raise rates and we wanted to lock in some yields.

WHAT TYPES OF INSTRUMENTS DO YOU BUY FOR THE PRIME MONEY MARKET MUTUAL FUND?

Commercial paper is the core investment, ranging from 40 to 50 percent of the portfolio. It has a liquid market and ample supply is always available. Another security we bought, particularly in the fourth quarter of 1997, was floating-rate bonds based on three-month Treasury bills. These reset each week based on the Treasury bill auction. We tend to have about 10% to 20% of the portfolio in these or similar securities.

IS THE CURRENT ENVIRONMENT OF LOW INFLATION, GOOD ECONOMIC GROWTH AND A FLATTENING YIELD CURVE ATYPICAL?

This is a highly unusual period, one which we likely have not seen since the early sixties. The one wild card is Asia. It's widely thought that we have not seen the full effects of the current Asian crisis, but the implications are that it will not have a lasting negative effect on this environment. If Asia continues to be weak or even if the problems accelerate, it is likely that our economy is strong enough to continue to perform well.

IS THERE ANYTHING YOU WOULD LIKE SHAREHOLDERS TO UNDERSTAND ABOUT THE FUND?

This environment is a challenge. Often managers are tempted to increase yield by taking on a little more risk. We resist the temptation because our first commitment is to quality and risk reduction. We monitor the portfolios each day and run scenarios to see if changes in rates and cash flow might cause the portfolio to become overextended. It is an active and ongoing process.

---------------------
4

                                                  PRIME MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 13.55%
$25,000,000  Abbey National North America                         5.55 %        01/26/99   $   24,988,007
 29,000,000  Bankers Trust                                        5.98          08/12/98       29,020,922
 25,000,000  Bayerische Landesbank                                5.78          07/27/98       24,992,274
 45,000,000  Caisse Nationale De Credit                           5.86          08/11/98       44,990,708
 50,000,000  CC USA Inc++                                         6.18          05/26/98       50,000,000
 35,000,000  Commercial Bank of Detroit                           6.18          05/27/98       34,991,600
 30,000,000  Dresdner Bank                                        5.95          10/20/98       30,003,155
 35,000,000  JP Morgan Corp                                       5.80          07/28/98       34,986,599
 50,000,000  Societe Generale (Yankee)                            5.60          01/13/99       49,985,613
 35,000,000  Swiss Bank                                           5.64          03/12/99       34,978,194
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  358,937,072
             (Cost $358,937,072)

             COMMERCIAL PAPER - 45.81%
$30,000,000  Bankers Trust                                        5.38 %(F)     09/11/98   $   29,262,425
 50,000,000  Bankers Trust                                        5.63 (F)      05/13/98       49,671,583
 25,000,000  BTR Dunlop Finance Inc                               5.38 (F)      08/13/98       24,499,361
 50,000,000  Caisee National De Credit Agricole                   5.94 (F)      06/23/98       49,971,328
 40,000,000  Corporate Asset Funding Co Inc                       5.56 (F)      05/04/98       39,796,133
 25,000,000  Corporate Receivables Corp++                         5.48 (F)      04/28/98       24,897,250
 50,000,000  Corporate Securitization Co                          5.48 (F)      04/16/98       49,885,833
 45,900,000  Corporate Securitization Co                          5.56 (F)      04/07/98       45,857,466
 46,000,000  Cregem North America                                 5.39 (F)      08/20/98       45,030,703
 25,000,000  Falcon Asset Securitization Corp++                   5.49 (F)      04/03/98       24,992,375
 25,000,000  General Electric Capital Corp                        5.60 (F)      08/14/98       24,475,000
 50,000,000  General Electric Capital Corp                        5.62 (F)      08/17/98       48,970,750
 35,000,000  General Electric Capital Corp                        5.62 (F)      08/10/98       34,284,231
 35,000,000  General Motors Acceptance Corp                       5.53 (F)      04/22/98       34,887,096
 25,000,000  General Motors Acceptance Corp                       5.54 (F)      04/15/98       24,946,139
 50,000,000  Goldman Sachs & Co                                   5.52 (F)      05/06/98       49,731,667
 80,000,000  Greenwich Asset Funding Inc++                        5.54 (F)      05/05/98       79,581,422
 50,000,000  Merrill Lynch & Co                                   5.51 (F)      07/15/98       49,202,292
 25,000,000  Merrill Lynch & Co                                   5.55 (F)      04/23/98       24,915,208

                                                           ---------------------

PRIME MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$45,000,000  Morgan Stanley Group Inc                             5.49 %(F)     04/21/98   $   44,862,750
 60,000,000  Morgan Stanley Group Inc                             5.69 (F)      04/17/98       59,848,267
 25,000,000  NationsBank                                          5.43 (F)      04/23/98       24,917,042
100,000,000  Prudential Funding Corp                              5.47 (F)      04/20/98       99,711,306
 20,000,000  Prudential Funding Corp                              5.55 (F)      04/07/98       19,981,500
 50,446,000  Receivables Capital Corp++                           5.53 (F)      05/06/98       50,174,783
 30,000,000  Receivables Capital Corp++                           5.55 (F)      04/14/98       29,939,875
 25,000,000  Sheffield Receivables Corp++                         5.55 (F)      04/28/98       24,895,938
 35,000,000  Sigma Finance Inc++                                  5.38 (F)      08/20/98       34,261,121
 17,000,000  WCP Funding Inc++                                    5.48 (F)      04/07/98       16,984,473
 53,936,000  Windmill Funding Corp++                              5.47 (F)      06/25/98       53,234,307
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $1,213,669,624
             (Cost $1,213,669,624)

             CORPORATE BONDS - 15.15%
$41,000,000  Australia & New Zealand Bank Group                   5.52 %        07/28/98   $   40,992,648
 50,000,000  CIT Group Holdings                                   5.57          01/27/99       49,960,000
 10,500,000  Comerica Bank                                        5.97          10/27/98       10,497,702
 25,000,000  Huntington National Bank                             5.77          12/09/98       24,996,375
 15,000,000  IBM Credit Corp                                      6.12          12/15/98       15,024,374
 25,000,000  IBM Credit Corp                                      5.77          11/16/98       25,000,000
 60,000,000  Morgan Stanley Corp Inc                              5.71          01/08/99       59,977,200
 40,000,000  NationsBank                                          5.83          12/22/98       39,976,000
 35,000,000  Sigma Finance Inc++                                  6.00          09/15/98       35,000,000
 50,000,000  Sigma Finance Inc++                                  5.75          10/15/98       50,000,000
 50,000,000  Societe Generale                                     5.65          08/03/98       49,980,590
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $  401,404,889
             (Cost $401,404,889)

------------------------
6

                                                  PRIME MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS - 10.94%
$30,000,000  American Express Co                                  5.79 %        12/21/98   $   30,000,000
 20,000,000  American Express Co                                  5.66          05/08/98       20,000,000
 20,000,000  Beta Finance Inc++                                   5.81          11/30/98       20,000,000
 45,000,000  FCC National Bank                                    5.60          06/11/98       44,965,242
 60,000,000  Ford Motor Corp                                      5.79          01/07/99       60,000,000
 50,000,000  Ford Motor Corp                                      5.70          12/23/98       49,985,500
 50,000,000  Key National Bank                                    5.78          12/15/98       49,995,200
 15,000,000  Morgan Guaranty Trust                                5.96          06/22/98       14,994,956
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  289,940,898
             (Cost $289,940,898)

             REPURCHASE AGREEMENTS - 14.19%
$270,904,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90 %        04/01/98   $  270,904,000
105,102,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98      105,102,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  376,006,000
             (Cost $376,006,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,639,958,483)* (Note 1)                          99.64%               $2,639,958,483
              Other Assets and Liabilities, Net                         0.36%                    9,536,546
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,649,495,029
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

------------------------
8

                            STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                                      PRIME
                                               MONEY MARKET
                                                MUTUAL FUND
-----------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value and
    cost
    (includes repurchase agreements of
    $376,006,000)                            $2,639,958,483
  Cash                                                1,230
Receivables:
  Interest                                       21,314,070
Organization expenses, net of
  amortization                                       34,145
Prepaid expenses                                     57,996
TOTAL ASSETS                                  2,661,365,924

LIABILITIES
Payables:
  Distribution to shareholders                   10,665,703
  Due to sponsor and distributor (Note
    2)                                              286,616
  Due to adviser (Note 2)                           757,682
  Other                                             160,894
TOTAL LIABILITIES                                11,870,895

TOTAL NET ASSETS
                                             $2,649,495,029
NET ASSETS CONSIST OF:
  Paid-in capital                            $2,649,429,789
  Undistributed net realized gain on
    investments                                      65,240
TOTAL NET ASSETS                             $2,649,495,029

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $  592,316,876
Shares outstanding - Class A                    592,415,777
Net asset value and offering price per
  share - Class A                            $         1.00
Net assets - Administrative Class            $  600,974,628
Shares outstanding - Administrative
  Class                                         600,910,010
Net asset value and offering price per
  share - Administrative Class               $         1.00
Net assets - Institutional Class             $  802,510,816
Shares outstanding - Institutional Class        802,563,568
Net asset value and offering price per
  share - Institutional Class                $         1.00
Net assets - Service Class                   $  653,692,709
Shares outstanding - Service Class              653,788,414
Net asset value and offering price per
  share - Service Class                      $         1.00
-----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 1998

                                             PRIME MONEY
                                                  MARKET
                                             MUTUAL FUND
--------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $95,926,455
TOTAL INVESTMENT INCOME                       95,926,455

EXPENSES (NOTE 2)
  Advisory fees                                4,202,664
  Administration fees                          1,047,654
  Custody fees                                   280,730
  Shareholder servicing fees                   2,433,830
  Portfolio accounting fees                      384,510
  Transfer agency fees                           853,431
  Distribution fees                              174,857
  Organization costs                              97,091
  Legal and audit fees                            72,103
  Registration fees                              264,729
  Directors' fees                                  4,972
  Shareholder reports                             80,089
  Other                                           64,582
TOTAL EXPENSES                                 9,961,242
Less:
  Waived fees and reimbursed expenses         (3,092,776)
Net Expenses                                   6,868,466
NET INVESTMENT INCOME                         89,057,989
Net realized gain on sale of investments         205,613
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $89,263,602
--------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
10

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                     PRIME MONEY MARKET MUTUAL FUND
                                               ----------------------------------------------------
                                                      FOR THE
                                                   YEAR ENDED        FOR THE SIX            FOR THE
                                                    MARCH 31,       MONTHS ENDED         YEAR ENDED
                                                     1998 (1)     MARCH 31, 1997     SEPT. 30, 1996
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                        $   89,057,989     $   38,285,335     $   70,756,951
  Net realized gain (loss) on sale of
    investments                                       205,613            (39,213)                 0
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                        89,263,602         38,246,122         70,756,951

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (17,766,272)        (7,008,067)       (14,569,914)
    ADMINISTRATIVE CLASS                          (11,412,448)(2)            N/A                N/A
    INSTITUTIONAL CLASS                           (30,624,015)       (13,890,812)       (21,372,473)
    SERVICE CLASS                                 (29,255,254)       (17,386,456)       (34,814,564)
  In excess of net investment income
    CLASS A                                                 0                  0            (17,515)
    ADMINISTRATIVE CLASS                                    0(2)             N/A                N/A
    INSTITUTIONAL CLASS                                     0                  0            (29,352)
    SERVICE CLASS                                           0                  0            (56,259)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           2,095,338,042        332,738,149        831,565,415
  Reinvestment of dividends - Class A               3,165,358            240,495            916,433
  Cost of shares redeemed - Class A            (1,783,218,311)      (320,827,816)      (567,563,822)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 - CLASS A                                        315,285,089         12,150,828        264,918,026
  Proceeds from shares sold -
    Administrative Class                        1,388,222,454(2)             N/A                N/A
  Reinvestment of dividends -
    Administrative Class                            9,420,477(2)             N/A                N/A
  Cost of shares redeemed - Administrative
    Class                                        (796,735,143)(2)            N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 - ADMINISTRATIVE CLASS                           600,907,788(2)             N/A                N/A
  Proceeds from shares sold -
    Institutional Class                         2,512,557,623      1,593,666,413      5,079,644,286
  Reinvestment of dividends -
    Institutional Class                             8,027,719          1,847,923            176,187
  Cost of shares redeemed - Institutional
    Class                                      (2,256,346,296)    (1,481,265,875)    (4,686,437,789)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 - INSTITUTIONAL CLASS                            264,239,046        114,248,461        393,382,684
  Proceeds from shares sold - Service
    Class                                       2,169,506,716      1,211,666,872      2,007,890,215
  Reinvestment of dividends - Service
    Class                                           1,912,601             90,409            117,361
  Cost of shares redeemed - Service Class      (2,143,905,641)    (1,326,393,380)    (1,881,188,708)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 - SERVICE CLASS                                   27,513,676       (114,636,099)       126,818,868
INCREASE (DECREASE) IN NET ASSETS               1,208,151,212         11,723,977        785,016,452

NET ASSETS:
  Beginning net assets                          1,441,343,817      1,429,619,840        644,603,388
  ENDING NET ASSETS                            $2,649,495,029     $1,441,343,817     $1,429,619,840
---------------------------------------------------------------------------------------------------

(1) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND. SEE NOTE 1.
(2) THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                          PRIME MONEY MARKET MUTUAL FUND (1)
                                          ----------------------------------
                                                                     CLASS A
                                          ----------------------------------
                                                      SIX MONTHS
                                          YEAR ENDED       ENDED  YEAR ENDED
                                           MARCH 31,   MARCH 31,   SEPT. 30,
                                                1998    1997 (2)    1996 (3)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00       $1.00       $1.00
                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  0.05        0.02        0.05
  Net realized and unrealized gain
    (loss) on investments                       0.00        0.00        0.00
                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                0.05        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.05)      (0.02)      (0.05)
  Distributions from net realized gain          0.00        0.00        0.00
                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                       (0.05)      (0.02)      (0.05)
                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                 $1.00       $1.00       $1.00
                                          ----------  ----------  ----------
                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                  5.24%       2.49%       5.09%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)          $592,317    $277,044    $264,900
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets                                     0.61%       0.55%       0.55%
  Ratio of net investment income to
    average net assets                         5.11%       4.95%       5.06%
----------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                     0.83%       0.75%       0.68%
Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                 4.89%       4.75%       4.93%
----------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.

The accompanying notes are an integral part of these financial statements.

---------------------
12

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                  PRIME MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------------------------------------------
                                  ADMIN.
                                   CLASS                             INSTITUTIONAL CLASS                       SERVICE CLASS
                              ----------  ----------------------------------------------  ----------------------------------
                                  PERIOD              SIX MONTHS                  PERIOD              SIX MONTHS
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                1998 (4)        1998    1997 (2)        1996    1995 (5)        1998    1997 (2)        1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.03        0.05        0.01        0.05        0.03        0.05
  Net realized and
    unrealized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.03        0.05        0.01        0.05        0.03        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.03)      (0.05)      (0.01)      (0.05)      (0.03)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.03)      (0.05)      (0.01)      (0.05)      (0.03)      (0.05)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      1.57%       5.58%       2.64%       5.39%       5.65%       5.37%       2.54%       5.19%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $600,975    $802,511    $538,195    $423,959     $30,606    $653,693    $626,105    $740,760
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.40%       0.25%       0.25%       0.25%       0.26%       0.45%       0.45%       0.45%
  Ratio of net investment
    income to average net
    assets                         5.34%       5.46%       5.25%       5.33%       5.67%       5.24%       5.04%       5.14%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.55%       0.41%       0.38%       0.60%       0.69%       0.65%       0.60%       0.62%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.19%       5.30%       5.12%       4.98%       5.24%       5.04%       4.89%       4.97%
----------------------------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          PRIME MONEY MARKET MUTUAL FUND (1)
                                                                                     (CONT.)
                                                          ----------------------------------
                                                                       SERVICE CLASS (CONT.)
                                                          ----------------------------------
                                                                      SIX MONTHS
                                                          YEAR ENDED       ENDED  YEAR ENDED
                                                           SEPT. 30,   SEPT. 30,   MARCH 31,
                                                                1995    1994 (2)        1994
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                  0.05        0.02        0.03
  Net realized and unrealized gain (loss) on investments        0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.05        0.02        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.05)      (0.02)      (0.03)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.05)      (0.02)      (0.03)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  5.60%     3.71%**       3.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $614,101    $565,305    $527,599
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.41%       0.41%       0.41%
  Ratio of net investment income to average net assets         5.47%       3.67%       2.96%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.68%       0.89%       0.89%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 5.20%       3.19%       2.48%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

---------------------
14

                                                   NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-three separate series. These financial statements represent the Prime Money Market Mutual Fund (the "Fund"), a diversified series of the Company.

At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, the Fund acquired all of the assets and assumed all of the liabilities of the Overland Money Market Fund. The Fund issued 1,403,141,528 shares, valued at $1,403,123,759, to the Overland Money Market Fund. At the date of the Consolidation, the components of net assets for each Fund were as follows:

                                                                               STAGECOACH PRIME
                                                                OVERLAND                  MONEY
DECEMBER 12, 1997                                      MONEY MARKET FUND     MARKET MUTUAL FUND
-----------------------------------------------------------------------------------------------
Paid-in Capital                                        $   1,403,141,571  $       1,219,800,227
Undistributed Net Realized Gain (Loss)                           (17,812)               (14,666)
                                                       -----------------  ---------------------
Total Net Assets                                       $   1,403,123,759  $       1,219,785,561
                                                       -----------------  ---------------------
                                                       -----------------  ---------------------

The combined net assets for the Fund immediately after the Consolidation were $2,622,909,320. The acquisition was accomplished in a tax-free exchange for shares of the Fund.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica') approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Prime Money Market Mutual Fund was established to acquire all of the assets and assume all of the liabilities of the Pacifica Prime Money Market Fund (the "Predecessor Fund"). This acquisition was accomplished in a tax-free exchange

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
for shares of the Fund. All performance and financial data for periods prior to September 6, 1996 refers to the Predecessor Fund.

The Fund offers Class A, Administrative Class, Institutional Class, and Service Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating-and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are

---------------------
16

                                                   NOTES TO FINANCIAL STATEMENTS
accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1998.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are perma-

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
nent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION COSTS

Certain costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date the Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.25% of the Fund's average daily net assets.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB provides transfer agency services for the Fund. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A and Service Class shares of the Fund and 0.02% of the average daily net assets of the Administrative Class and Institutional Class shares of the Fund. Prior to September 1, 1997, WFB was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Service Class shares of the Fund.

The transfer agency fees paid on behalf of the Fund for the year ended March 31, 1998, were as follows:

                                                       ADMINISTRATIVE  INSTITUTIONAL    SERVICE
FUND                                          CLASS A          CLASS*        CLASS       CLASS
----------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund               $349,687         $50,565     $104,088    $349,091

* REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

---------------------
18

                                                   NOTES TO FINANCIAL STATEMENTS

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares, 0.15% of the average daily net assets of the Administrative Class shares and 0.20% of the average daily net assets of the Service Class shares of the Fund. Prior to September 1, 1997, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Fund.

Shareholder servicing fees paid on behalf of the Fund for the year ended March 31, 1998, were as follows:

                                                                        ADMINISTRATIVE      SERVICE
FUND                                                           CLASS A          CLASS*        CLASS
---------------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                                $996,870        $320,205   $1,116,755

* REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

The Company has entered into administration agreements on behalf of the Fund whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide the Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of the Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of the Fund's average daily net assets.

The Company has adopted a Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan for Class A shares of the Fund provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Class A shares.

The Fund may participate in joint distribution activities with other funds, in which event, expenses reimbursed out of the assets of one of the funds may be attributable, in part, to the distribution-related activities of another fund. Generally, the expenses of joint distribution activities are allocated among the funds in proportion to their relative net asset sizes.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The registration fees paid on behalf of the Fund for the year ended March 31, 1998, were as follows:

                                                  ADMINISTRATIVE   INSTITUTIONAL   SERVICE
FUND                                    CLASS A           CLASS*           CLASS     CLASS
------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund          $61,386          $31,206         $88,630   $83,507

* REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998

WAIVED FEES AND REIMBURSED EXPENSES

The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1998, was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, the Fund to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.55%, 0.25%, and 0.45% of the average daily net assets of the Fund's Class A, Institutional Class, and Service Class of shares, respectively, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1998, Stephens owned 1,514,061 shares of the Fund.

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1998, there were over 108 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1998, the Fund was authorized to issue 5 billion shares of $0.001 par value capital stock for each class of shares, with the exception of the Administrative Class shares. The Fund was authorized to issue 1 billion shares of $0.001 par value capital stock for the Administrative Class shares.

---------------------
20

                                                   NOTES TO FINANCIAL STATEMENTS

Capital share transactions for the Fund were as follows:

                                                               PRIME MONEY MARKET MUTUAL FUND
                                            -------------------------------------------------
                                                    FOR THE
                                                 YEAR ENDED      FOR THE SIX          FOR THE
                                                  MARCH 31,     MONTHS ENDED       YEAR ENDED
                                                   1998 (1)   MARCH 31, 1997   SEPT. 30, 1996
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                      2,095,335,772      332,735,076      831,632,592
  Shares issued in reinvestment of
    dividends -- Class A                          3,165,358          240,495          916,433
  Shares redeemed -- Class A                 (1,783,218,311)    (320,827,816)    (567,563,822)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                         315,282,819       12,147,755      264,985,203
  Shares sold -- Administrative Class (2)     1,388,224,676              N/A              N/A
  Shares issued in reinvestment of
    dividends -- Administrative Class (2)         9,420,477              N/A              N/A
  Shares redeemed -- Administrative
    Class (2)                                  (796,735,143)             N/A              N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- ADMINISTRATIVE CLASS (2)        600,910,010              N/A              N/A
  Shares sold -- Institutional Class          2,512,557,618    1,593,660,723    5,079,737,453
  Shares issued in reinvestment of
    dividends -- Institutional Class              8,027,719        1,847,923          176,187
  Shares redeemed -- Institutional Class     (2,256,346,296)  (1,481,265,875)  (4,686,437,789)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS             264,239,041      114,242,771      393,475,851
  Shares sold -- Service Class                2,169,506,710    1,211,658,277    2,007,890,215
  Shares issued in reinvestment of
    dividends -- Service Class                    1,912,601           90,409          117,361
  Shares redeemed -- Service Class           (2,143,905,641)  (1,326,393,380)  (1,881,188,709)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- SERVICE CLASS                    27,513,670     (114,644,694)     126,818,867

(1) "SHARES SOLD" INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE STAGECOACH PRIME MONEY MARKET MUTUAL AND OVERLAND MONEY MARKET FUNDS. SEE
    NOTE 1.

(2) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

                                                           ---------------------
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
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22

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Prime Money Market Mutual Fund (one of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended March 31, 1998, the six months ended March 31, 1997, and the year ended September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995 and May 4, 1994, expressed unqualified opinions on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Money Market Mutual Fund of Stagecoach Funds, Inc. as of March 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 1, 1998

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24

                                                                STAGECOACH FUNDS

-----------------------------------------
SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
The following proposal was passed by the required majority of shareholders of the indicated Predecessor Fund at a Special Shareholders' meeting held on November 20, 1997, for the purpose of voting on the proposal.

To approve a proposed Agreement and Plan of Consolidation providing for the transfer of the assets and stated liabilities of specific Overland portfolios to corresponding investment portfolios of Stagecoach Funds, Inc., in exchange for shares of equal value of designated classes of the Stagecoach Funds.

 MONEY MARKET FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
762,058,656    14,169,803   38,749,594

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                                                                              25

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

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26

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC PMMR AR (5/98)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1998 Stagecoach Funds